Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net loss	$ (9,924,859)	$ (18,331,208)	$ (3,594,261)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	150,109	526,321	(189,873)
Comprehensive loss	(9,774,750)	(17,804,887)	(3,784,134)
Comprehensive loss attributable to the non- controlling interest	37,776	699,680	6,485
Comprehensive loss attributable to the Company	$ (9,736,974)	$ (17,105,207)	$ (3,777,649)